787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

March 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Funds

Post-Effective Amendment No. 61

Securities Act File No. 333-146680

Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Aberdeen Funds (the “Trust”), the undersigned hereby certifies that:

(1)         the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act for each series of the Trust would not have differed from those contained in Post-Effective Amendment No. 61 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)         the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2014 and became effective on February 28, 2014.

If you have any questions regarding this certification, please contact me at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

cc:                                Lucia Sitar, Esq.

Rose F. DiMartino, Esq.

NEW YORK  WASHINGTON  PARIS  LONDON  MILAN  ROME  FRANKFURT  BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh